Operating Segments - Disclosure of Detailed Information About Geographical Information (Details) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
OperatingSegmentsLineItems [Line Items]
Revenue	$ 56,750	$ 59,787
New Zealand [Member]
OperatingSegmentsLineItems [Line Items]
Revenue	20,984	19,940
Australia [Member]
OperatingSegmentsLineItems [Line Items]
Revenue	17,570	16,197
United States [Member]
OperatingSegmentsLineItems [Line Items]
Revenue	14,383	15,496
Europe [Member]
OperatingSegmentsLineItems [Line Items]
Revenue	$ 3,813	$ 8,154
Bendon Limited [Member]
OperatingSegmentsLineItems [Line Items]
Revenue			$ 96,284	$ 131,388	$ 151,000	$ 138,838
Bendon Limited [Member] | New Zealand [Member]
OperatingSegmentsLineItems [Line Items]
Revenue			30,676	46,665	62,109	54,834
Bendon Limited [Member] | Australia [Member]
OperatingSegmentsLineItems [Line Items]
Revenue			32,913	38,208	53,193	51,997
Bendon Limited [Member] | United States [Member]
OperatingSegmentsLineItems [Line Items]
Revenue			23,146	32,323	19,167	14,435
Bendon Limited [Member] | Europe [Member]
OperatingSegmentsLineItems [Line Items]
Revenue			$ 9,549	$ 14,192	$ 16,531	$ 17,572